Interest expense (Tables)	12 Months Ended
Dec. 31, 2020
Interest Expense [Abstract]
Net interest expense
Interest expense consists of the following:

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Cash and payment-in-kind interest on debt facilities (a)	(338)	(440)	(237)	(37)
Unwind of discount debt (b)	(44)	(47)	(24)	—
Write off of discount on debt (c)	(87)	—	—	—
Other	—	—	—	(1)
Interest expense	(469)	(487)	(261)	(38)
(a) Cash and payment-in-kind interest on debt facilities
We incur cash and payment-in-kind interest on our debt facilities. This is summarized in the table below.

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Senior credit facilities and unsecured bonds	(239)	(327)	(162)	(116)
Less: adequate protection payments	—	—	—	104
Senior Secured Notes	(60)	(66)	(50)	—
Debt of consolidated variable interest entities	(39)	(47)	(25)	(25)
Cash and payment-in-kind interest	(338)	(440)	(237)	(37)